CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net (loss) income	¥ 515,101	$ 80,831	¥ (2,680,259)	¥ (181,246)
Other comprehensive loss, net of tax of nil
Foreign currency translation adjustments, net of tax of nil	(34,908)	(5,478)	(133,439)	(8,075)
Other comprehensive loss, net of tax of nil	(34,908)	(5,478)	(133,439)	(8,075)
Comprehensive (loss) income	480,193	75,353	(2,813,698)	(189,321)
Comprehensive income attributable to noncontrolling interest	(15,003)	(2,354)	(29,088)	(1,046)
Comprehensive (loss) income attributable to VNET Group, Inc.	¥ 465,190	$ 72,999	¥ (2,842,786)	¥ (190,367)